Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Commitments and Contingencies [Line Items]
Liabilities	$ 13,437	$ 12,537
Marketing, sales and brand program commitments	$ 375	402
Performance guarantees
Commitments and Contingencies [Line Items]
Number of contracts with performance guarantees | Contract	5
Performance guarantees, range of expirations	2019 to 2030
Performance guarantees, possible cash outlays	$ 36
Liabilities	$ 12	$ 21
Number of hotels with performance guarantees with recorded liabilities | Contract	1	2
Commitments to fund loan
Commitments and Contingencies [Line Items]
Commitment to fund loan	$ 29
Commitment to fund loan, 2019	19
Commitment to fund loan, 2020	$ 10